New standards	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
New standards [Text Block]
4.	New standards

New standards and interpretations adopted

(a) IFRS 9, Financial Instruments (“IFRS 9”) and IFRS 15, Revenue from Contracts with Customers (“IFRS 15”)

Issued on July 24, 2014, IFRS 9 is the IASB’s replacement of IAS 39, Financial Instruments: Recognition and Measurement. The standard includes requirements for recognition and measurement, impairment, derecognition and general hedge accounting. The IASB completed its project to replace IAS 39 in phases, adding to the standard as it completed each phase. The version of IFRS 9 issued in 2014 supersedes all previous versions and is mandatorily effective for periods beginning on or after January 1, 2018 with early adoption permitted. The Group finalized its determination of the effect of adoption of IFRS 9 on its consolidated financial statements starting with March 31, 2018:

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Investments previously classified as Available for Sale (“AFS”) investments are no longer measured at FVTOCI. Under IFRS 9, they are measured at FVTPL. Retrospectively, the accumulated OCI reserve balance is closed to retained earnings, resulting in an opening retained earnings adjustment. The change in fair value of the investments is restated and recognized as finance income/expense retrospectively and going forward. A line item within finance income and expenses called “Change in the fair value of financial assets and liabilities at fair value through profit or loss: Investments” was utilized for changes in fair value of the investments. The restatement caused an increase to previously reported retained earnings for the consolidated balance sheets of January 1, 2017 and December 31, 2017.

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There is no longer a concept of impairment to such investments under IFRS 9; all impairments of AFS investments that had been recognized within the consolidated income statements were restated and re-classified to the “Change in the fair value of financial assets and liabilities at fair value through profit or loss: Investments” line item. There was no impact to earnings as a result of this.

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The embedded derivatives within our provisionally priced sales receivables are no longer bifurcated from the accounts receivable recorded; therefore, both are presented together on the balance sheets, and provisionally priced sales receivables are recorded at FVTPL.

–	An expected credit loss model is used to impair any financial assets measured at amortized cost when material. No material impacts were noted.
In May 2014, the IASB issued IFRS 15 which is effective for periods beginning on or after January 1, 2018 and is to be applied retrospectively. IFRS 15 clarifies the principles for recognizing revenue from contracts with customers. IFRS 15 will also result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (i.e. service revenue and contract modifications) and improve guidance for multiple-element arrangements. The Group finalized its determination of the effect of adoption of IFRS 15 on its consolidated financial statements starting with March 31, 2018.

Metal revenue not subject to precious metals stream contracts

–	The Group does not have any differences pertaining to the timing or the amount of revenue recognition for either concentrate (copper, zinc, molybdenum) or finished zinc sales.
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Within sales contracts with customers, separate performance obligations may arise pertaining to the shipping of goods sold. Where significant, costs and the revenue allocated to this separate performance obligation are recognized over the period of time the goods sold are shipped, on a gross basis. No material impacts occurred as a result of separate performance obligations.

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The Group has disclosed revenue generated from changes in mark-to-market of its provisionally priced sales separately from revenue from contracts. This has created differences in revenue by metal type as reported previously due to fair value adjustments subsequent to initial provisional invoicing being reported on a separate line.

Metal revenue subject to precious metal stream contracts

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Since the stream deposits were received in advance of the Group’s performance of its obligation, there is an inherent financing component in the transactions. The Group’s deferred revenue balance associated with stream transactions was increased to reflect interest accretion since initial recognition of the transactions due to the recognition of a significant financing component on existing streaming transactions. The increased deferred revenue balance increases the realized deferred revenue per unit of metal sold pursuant to the stream transactions.

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As a result of the above change to the accounting for stream contracts, adjustments to previously reported periods caused a material net increase to previously reported precious metals revenues and finance expenses as well as increases to the carrying value of the deferred revenue deposit.

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For the Peru segment, the interest accretion of the deferred revenue balance during the site’s precommercial phase has been capitalized. This has resulted in an increase to Property, Plant & Equipment, net of impairment adjustments related to changes in the Peru cash generating unit’s carrying value resulting from the restatement.

The Group applied these standards on January 1, 2018 retrospectively. Changes to previously reported balances are disclosed in Note 4(c).

(b)	IFRIC Interpretation 22, Foreign Currency Transactions and Advance Consideration (“IFRIC 22”)

IFRIC 22 provides requirements about which exchange rate to use in reporting foreign currency transactions (such as revenue transactions) when payment is made or received in advance. The Interpretations Committee concluded that the exchange rate should be the rate used to initially measure the non- monetary asset (prepaid asset) or liability (deferred credit) when the advance was made. If there were multiple advances, each receipt or payment would be measured at the date the non-monetary asset or liability is recognized. This interpretation is effective for annual periods beginning on or after January 1, 2018, is consistent with the Group’s existing policies, and therefore did not have any effect on the Group’s financial results.

(c)	New standards adopted - Impact Summary

Consolidated Balance Sheet

	January 1, 2017
	As reported	IFRS 9	IFRS 15	Restated
Property, plant and equipment	$3,865,823	-	$87,929	$3,953,752
Deferred tax assets [1]	45,103	-	(4,941)	40,162
Deferred revenue (current)	65,619	-	21,792	87,411
Deferred revenue (non-current)	472,233	-	56,602	528,835
Deferred tax liabilities [1]	320,536	-	7,727	328,263
Reserves	(42,040)	(5,025)	(6,568)	(53,633)
Retained Earnings	216,933	5,025	3,435	225,393
[1] Refer to note 22(b) for further information

		December 31, 2017
	As reported	IFRS 9	IFRS 15	Restated
Property, plant and equipment	$3,880,894	-	$83,339	$3,964,233
Deferred tax assets	35,989	-	(4,052)	31,937
Deferred revenue (current)	49,907	-	57,287	107,194
Deferred revenue (non-current)	448,137	-	46,599	494,736
Deferred tax liabilities	302,092	-	7,311	309,403
Reserves	(10,300)	(10,424)	(5,739)	(26,463)
Retained Earnings	377,146	10,424	(26,171)	361,399
Consolidated Income Statement
	Twelve Months Ended December 31, 2017
	As reported	IFRS 9	IFRS 15	Restated
Revenue	$1,362,553	$—	$39,786	$1,402,339
Depreciation and amortization	292,880	—	4,590	297,470
Finance expenses	103,028	—	66,414	169,442
Other finance loss	18,401	(5,401)	—	13,000
Profit before tax	198,728	5,401	(31,218)	172,911
Tax expense	34,829	—	(1,610)	33,219
Profit for the year	163,899	5,401	(29,608)	139,692
Other comprehensive income for the year	31,740	(5,401)	831	27,170
Earnings (loss) per share - Basic and diluted	0.67	0.02	(0.12)	0.57
Consolidated Statement of Cash Flow
	Twelve Months Ended December 31, 2017
	As reported	IFRS 9	IFRS 15	Restated
Profit for the period	$163,899	$5,401	$(29,608)	$139,692
Tax expense	34,829	-	(1,610)	33,219
Depreciation and amortization	293,235	-	4,590	297,825
Net finance expense	100,179	-	66,414	166,593
Change in deferred revenue related to stream	(48,958)	-	(39,786)	(88,744)
Gain on investments at FVTPL	-	(3,511)	-	(3,511)
Loss on available-for-sale investments	1,970	(1,970)	-	-
Other and foreign exchange	4,230	80	-	4,310

New standards and interpretations not yet adopted

(d)	IFRS 16, Leases (“IFRS 16”)

In January 2016, the IASB issued this standard which is effective for periods beginning on or after January 1, 2019, which replaces the current guidance in IAS 17, Leases (“IAS 17”), and is to be applied either retrospectively or using the modified retrospective approach. Early adoption is permitted, but only in conjunction with IFRS 15, Revenue from Contracts with Customers. Under IAS 17, lessees were required to make a distinction between a finance lease (on balance sheet) and an operating lease (off balance sheet). IFRS 16 now requires lessees to recognize a lease liability reflective of future lease payments and a “right- of-use asset” for virtually all lease contracts, which will cause, with limited exceptions, most leases to be recorded ‘on balance sheet’.

Hudbay has selected the modified retrospective approach as a result of the non-significant impact expected to the financial statements. The Company is currently quantifying the effect of this standard on the financial statements. During the fourth quarter, the Company continued its scoping of contracts across its operations and continued a detailed review of contracts. The Company also continued to develop calculation methodologies and draft financial statement disclosures. On the transition date of January 1, 2019, the Company expects to recognize additional leases on the consolidated balance sheet, which will increase finance lease obligations and property, plant and equipment balances. As a result of recognizing additional finance lease obligations, the expected impact is a reduction in cost of sales, as operating lease expense will be replaced by depreciation expense and finance expense.